Acquisition of a Business - Summary of Pro Forma Information for Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Total revenues (net interest income and non-interest income)	$ 44,595	$ 130,536	$ 171,059	$ 151,054
Net income (loss)	$ 6,816	$ 17,603	$ 82,252	$ (1,437)
Earnings per share-basic	$ 0.29	$ 0.76	$ 3.54	$ (0.07)
Earnings per share-diluted	$ 0.28	$ 0.76	$ 3.50	$ (0.07)